Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements	$ 679	$ 668
Long-term receivables	262	184
Unrealized gain on cash flow hedges [note 19]	26	11
Pension overfunded status [note 15[a]]	41	41
Other	85	58
Total other assets	$ 1,093	$ 962